UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Contrarius Investment Management Limited
     Address:    2 Bond Street
                 St. Helier
                 Jersey JE2 3NP, Channel Islands

13F File Number: 28-13714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Andrew Radley
     Title:      Director
     Phone:      +44 1534 761101

     Signature, Place, and Date of Signing:

     /s/ Andrew Radley     St. Helier, Jersey, Channel Islands     7 August 2012
     ---------------------------------------------------------------------------
     [Signature]           [City, State]                           [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $799,409
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number               Names

1    28-14796                           Contrarius Investment Management
                                        (Bermuda) Limited

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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
Apple Inc                     Com            37833100    97,369   166,728 SH        Defined    CIM(B)L   166,728
Gannett Co. Inc               Com            364730101   89,661 6,086,970 SH        Defined    CIM(B)L 6,086,970
New York Times Co             Com            650111107   70,773 9,073,417 SH        Defined    CIM(B)L 9,073,417
Cisco Systems                 Com            17275R102   70,465 4,103,947 SH        Defined    CIM(B)L 4,103,947
Nvidia Corp                   Com            67066G104   61,902 4,479,132 SH        Defined    CIM(B)L 4,479,132
Microsoft Corp                Com            594918104   45,060 1,473,037 SH        Defined    CIM(B)L 1,473,037
Google                        Com            38259P508   42,974    74,085 SH        Defined    CIM(B)L    74,085
Symantec Corp                 Com            871503108   41,190 2,819,310 SH        Defined    CIM(B)L 2,819,310
Oracle Corp                   Com            68389X105   38,133 1,283,938 SH        Defined    CIM(B)L 1,283,938
Alliance Bernstein Holding LP Com            01881G106   23,317 1,837,406 SH        Defined    CIM(B)L 1,837,406
EMC Corp                      Com            268648102   21,545   840,610 SH        Defined    CIM(B)L   840,610
Lam Research Corp             Com            512807108   20,135   533,507 SH        Defined    CIM(B)L   533,507
Western Digital               Com            958102105   18,664   612,322 SH        Defined    CIM(B)L   612,322
Applied Materials             Com            38222105    18,363 1,604,485 SH        Defined    CIM(B)L 1,604,485
Corning Incorporated          Com            219350105   17,741 1,372,106 SH        Defined    CIM(B)L 1,372,106
Entercom Communications Corp  Com            293639100   17,498 2,906,678 SH        Defined    CIM(B)L 2,906,678
Safeway                       Com            786514208   15,609   859,993 SH        Defined    CIM(B)L   859,993
The McClatchy Co.             Com            579489105   14,286 6,493,431 SH        Defined    CIM(B)L 6,493,431
DISH Network Corp             Com            25470M109   13,888   486,448 SH        Defined    CIM(B)L   486,448
Dell                          Com            24702R101   11,623   929,118 SH        Defined    CIM(B)L   929,118
Janus Capital Group           Com            47102X105    6,922   885,151 SH        Defined    CIM(B)L   885,151
eHealth                       Com            28238P109    6,901   428,387 SH        Defined    CIM(B)L   428,387
WellPoint Inc                 Com            94973V107    6,463   101,324 SH        Defined    CIM(B)L   101,324
L-3 Communications            Com            502424104    6,438    86,994 SH        Defined    CIM(B)L    86,994
Anglogold ADR                 ADR            35128206     5,756   167,630 SH        Defined    CIM(B)L   167,630
Kinross Gold                  Com            496902404    4,108   504,030 SH        Defined    CIM(B)L   504,030
Pozen Inc                     Com            73941U102    3,502   562,094 SH        Defined    CIM(B)L   562,094
Expedia                       Com            30212P303    2,062    42,904 SH        Defined    CIM(B)L    42,904
Skechers                      Com            830566105    1,769    86,848 SH        Defined    CIM(B)L    86,848
Intel Corp                    Com            458140100    1,492    55,992 SH        Defined    CIM(B)L    55,992
Sinclair                      Com            829226109    1,408   155,400 SH        Defined    CIM(B)L   155,400
Gilead Sciences               Com            375558103    1,326    25,851 SH        Defined    CIM(B)L    25,851
SUPERVALU                     Com            868536103      564   108,902 SH        Defined    CIM(B)L   108,902
Hewlett-Packard Company       Com            428236103      501    24,927 SH        Defined    CIM(B)L    24,927

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